RELATED PARTIES - Director And Other Key Management Personnel (Details) R in Thousands	12 Months Ended
	Dec. 31, 2020 ZAR (R) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $		$ 1,996,750	$ 1,965,000	$ 1,616,000
Convenience conversation average exchange rate USD/ZAR) | oz	16.4506	16.4506	14.445	13.247
Executive Directors
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	R 106,112	$ 6,450,000	$ 11,365,000	$ 11,117,000
Total cash equivalent received reconciliation	155,739	9,467,000	9,355,000	2,486,000
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	54,491	3,312,000	6,268,000	7,570,000
Total cash equivalent received reconciliation	85,359	5,189,000	6,298,000	550,000
KC Ramon
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	51,621	3,138,000	5,097,000	3,547,000
Total cash equivalent received reconciliation	70,380	4,278,000	3,057,000	1,936,000
Total prescribed officers
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	245,101	14,900,000	24,830,000	11,329,000
Total cash equivalent received reconciliation	318,177	19,341,000	12,393,000	5,269,000
SD Bailey
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	33,207	2,019,000	2,190,000	0
Total cash equivalent received reconciliation	24,814	1,508,000	1,041,000	0
PD Chenard
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	20,559	1,250,000	3,292,000	0
Total cash equivalent received reconciliation	36,252	2,204,000	900,000	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	43,973	2,673,000	4,742,000	3,286,000
Total cash equivalent received reconciliation	63,227	3,843,000	2,536,000	1,751,000
L Eybers
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	44,187	2,686,000	4,659,000	2,511,000
Total cash equivalent received reconciliation	61,792	3,756,000	2,082,000	1,233,000
I Kramer
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	7,698	468,000	0	0
Total cash equivalent received reconciliation	1,613	98,000	0	0
L Marwick
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	20,413	1,241,000	0	0
Total cash equivalent received reconciliation	3,798	231,000	0	0
S Ntuli
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	38,205	2,322,000	2,565,000	0
Total cash equivalent received reconciliation	30,629	1,862,000	1,160,000	0
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	6,739	410,000	3,868,000	2,833,000
Total cash equivalent received reconciliation	49,411	3,004,000	2,425,000	1,399,000
TR Sibisi
Disclosure of transactions between related parties [line items]
Single total figure of remuneration	30,120	1,831,000	3,514,000	2,699,000
Total cash equivalent received reconciliation	46,641	$ 2,835,000	$ 2,249,000	$ 886,000
Awards earned during the period reflected but not yet settled | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(63,933)
Awards earned during the period reflected but not yet settled | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(25,796)
Awards earned during the period reflected but not yet settled | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(38,137)
Awards earned during the period reflected but not yet settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(167,105)
Awards earned during the period reflected but not yet settled | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(24,103)
Awards earned during the period reflected but not yet settled | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(8,554)
Awards earned during the period reflected but not yet settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(32,108)
Awards earned during the period reflected but not yet settled | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(31,896)
Awards earned during the period reflected but not yet settled | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(6,085)
Awards earned during the period reflected but not yet settled | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(16,615)
Awards earned during the period reflected but not yet settled | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(26,942)
Awards earned during the period reflected but not yet settled | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Awards earned during the period reflected but not yet settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R (20,802)
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Vesting period	5 years	5 years
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R (48,303)
Settlement fair value	18,391
Deferred Share Plan (DSP) | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(25,796)
Settlement fair value	9,177
Decrease in cash portion of share based payment | $		$ 800,000
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(22,507)
Settlement fair value	9,214
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(167,105)
Settlement fair value	46,694
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(24,103)
Settlement fair value	5,473
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(8,554)
Settlement fair value	5,557
Deferred Share Plan (DSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(32,108)
Settlement fair value	8,612
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(31,896)
Settlement fair value	8,518
Deferred Share Plan (DSP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(6,085)
Settlement fair value	0
Deferred Share Plan (DSP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(16,615)
Settlement fair value	0
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(26,942)
Settlement fair value	6,367
Deferred Share Plan (DSP) | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Settlement fair value	6,224
Deferred Share Plan (DSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(20,802)
Settlement fair value	5,943
BSP, CIP, DSP and LTIP share awards settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value	25,574
Market movement since grant date	26,688
Vesting fair value	52,261
BSP, CIP, DSP and LTIP share awards settled | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Grant fair value	2,770
Market movement since grant date	1,810
Vesting fair value	4,579
BSP, CIP, DSP and LTIP share awards settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value	22,804
Market movement since grant date	24,878
Vesting fair value	47,682
BSP, CIP, DSP and LTIP share awards settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value	84,752
Market movement since grant date	90,047
Vesting fair value	174,797
BSP, CIP, DSP and LTIP share awards settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value	4,960
Market movement since grant date	5,278
Vesting fair value	10,237
BSP, CIP, DSP and LTIP share awards settled | PD Chenard
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
BSP, CIP, DSP and LTIP share awards settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value	20,969
Market movement since grant date	21,781
Vesting fair value	42,750
BSP, CIP, DSP and LTIP share awards settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value	19,688
Market movement since grant date	21,295
Vesting fair value	40,983
BSP, CIP, DSP and LTIP share awards settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
BSP, CIP, DSP and LTIP share awards settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
BSP, CIP, DSP and LTIP share awards settled | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value	6,289
Market movement since grant date	6,710
Vesting fair value	12,999
BSP, CIP, DSP and LTIP share awards settled | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Grant fair value	17,588
Market movement since grant date	18,861
Vesting fair value	36,448
BSP, CIP, DSP and LTIP share awards settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value	15,258
Market movement since grant date	16,122
Vesting fair value	31,380
Sign-on cash settled | Executive Directors
Disclosure of transactions between related parties [line items]
Settlement fair value	14,435
Grant fair value	14,680
Currency movement since grant date	(245)
Sign-on cash settled | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Settlement fair value	14,435
Grant fair value	14,680
Currency movement since grant date	(245)
Sign-on cash settled | KC Ramon
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Settlement fair value	3,165
Grant fair value	3,165
Currency movement since grant date	0
Sign-on cash settled | SD Bailey
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | PD Chenard
Disclosure of transactions between related parties [line items]
Settlement fair value	3,165
Grant fair value	3,165
Currency movement since grant date	0
Sign-on cash settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | L Eybers
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | I Kramer
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | L Marwick
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | S Ntuli
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Settlement fair value	0
Grant fair value	0
Currency movement since grant date	0
Sign-on shares settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value	10,094
Market movement since grant date	18,379
Vesting fair value	28,473
Sign-on shares settled | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Grant fair value	10,094
Market movement since grant date	18,379
Vesting fair value	28,473
Sign-on shares settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value	6,513
Market movement since grant date	9,012
Vesting fair value	15,525
Sign-on shares settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | PD Chenard
Disclosure of transactions between related parties [line items]
Grant fair value	6,513
Market movement since grant date	9,012
Vesting fair value	R 15,525
Vesting period	2 years	2 years
Sign-on shares settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value	R 0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Sign-on shares settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	R 0